General information - Energy Assets (Details) R$ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended	15 Months Ended
	Dec. 31, 2017	Jun. 30, 2017 BRL (R$) multiple	Jun. 30, 2017 USD ($)	Dec. 31, 2016	Oct. 31, 2017 BRL (R$)	Oct. 31, 2017 USD ($)	Jun. 30, 2017 BRL (R$) multiple	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) multiple
Disclosure of General Information [Line Items]
Payment for purchase of shares									$ 81,615
Gain (loss) on energy asset transaction										$ 0
VSA and its Subsidiaries
Disclosure of General Information [Line Items]
Preferred dividends per share payable, multiple | multiple		1.25					1.25				1.25
Pollarix S. A.
Disclosure of General Information [Line Items]
Proportion of share capital held on outstanding share capital		33.33%	33.33%
Percentage of ordinary shares acquired		100.00%					100.00%				100.00%
Ownership interest (as a percent)	33.33%			33.33%
Percentage of participation by noncontrolling interest in subsidiary	67.00%
Pollarix S. A. | VSA and its Subsidiaries
Disclosure of General Information [Line Items]
Proportion of share capital held on outstanding share capital		66.67%	66.67%
Percentage of preferred shares non-controlling rights held		100.00%	100.00%
Pollarix S. A. | Companhia Brasileira de Aluminio
Disclosure of General Information [Line Items]
Amount payable for purchase of shares		R$ 270,000					R$ 270,000				$ 81,620
Payment for purchase of shares					R$ 73,000	$ 22,277	R$ 197,000	$ 59,549
Pollarix S. A. | Campos Novos Energia S.A. - "Enercan"
Disclosure of General Information [Line Items]
Percentage of holding										20.98%
NEXA BR
Disclosure of General Information [Line Items]
Ownership interest (as a percent)	100.00%	100.00%	100.00%	100.00%
Percentage of participation by noncontrolling interest in subsidiary	0.00%
NEXA BR | VSA and its Subsidiaries
Disclosure of General Information [Line Items]
Amount of cash transferred for reduction of capital		R$ 290,000	$ 87,666
Votorantim Investimentos Latino-Americanos S.A. - "VILA"
Disclosure of General Information [Line Items]
Ownership interest (as a percent)	100.00%			100.00%						100.00%
Percentage of participation by noncontrolling interest in subsidiary	0.00%